PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property And Equipment
Property and equipment is as follows:

	December 31,
	2023	2022
Office, equipment and facilities	$6,332	$8,471
R&D capitalization costs	3,345	3,259
Vehicles	2,192	1,990
Leasehold improvements	2,606	2,871
	14,475	16,591
Less: accumulated depreciation and amortization	9,281	10,315
Total property and equipment, net	$5,194	$6,276